Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000243216 [Member]
Shareholder Report [Line Items]
Fund Name	FPA New Income Fund
Class Name	Institutional Class
Trading Symbol	FPNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/new-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Institutional Class/FPNIX)	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the twelve-month period ending September 30, 2024, the FPA New Income Fund - Institutional Class' (“Fund”) net return was 9.74%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
Yields on one to five-year Treasury bonds decreased by approximately 80-110 basis points during the third quarter of 2024 while longer maturity Treasury bond yields decreased by approximately 45-70 basis points. Spreads did not change meaningfully during the third quarter and remain low on an absolute basis and relative to history. We have been taking advantage of higher yields to buy longer-duration bonds, because we believe these bonds not only offer an attractive absolute long-term return but also improve the short-term return profile of the portfolio. These longer duration investments were beneficial to the Fund’s performance as rates declined.
Despite the decrease in yields, on an absolute basis, we still see an attractive opportunity to buy longer duration, High Quality bonds (rated single-A or higher). We do not generally view Credit (investments rated BBB or lower) as attractively priced but we continue to search and will seek to opportunistically invest in Credit when we believe that the price adequately compensates for the risk of permanent impairment of capital and near-term mark-to-market risk. [1]
During the past 12 months, we bought fixed-rate, High Quality bonds including agency-guaranteed residential mortgage pools, non-agency residential mortgage-backed securities (RMBS), agency-guaranteed commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) backed by equipment, ABS backed by prime quality auto loans, non-agency CMBS backed by single-family rental properties, and ABS backed by credit card receivables. We also extended the duration of the Fund’s Treasury holdings.
Fund performance can be attributed to the following: [2]
The largest contributors to performance during the 12 months ending September 30, 2024:
•              Asset-backed securities (ABS) backed by equipment
•              Agency-guaranteed residential mortgage pools
•              Agency-guaranteed commercial mortgage-backed securities (CMBS)
While there were individual investments that detracted from performance during the fiscal year, there were no meaningful detractors from performance at the sector level.
[1] The ratings agencies that provide ratings are the Nationally Recognized Statistical Ratings Organizations (NRSROs): DBRS, Inc., Fitch Ratings, Inc., Kroll Bond Rating Agency, Inc., Moody’s Investors Service, Inc., and S&P Global Ratings. Credit ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings of BB and below are lower-rated securities (junk bonds). High-yielding, non-investment grade bonds (junk bonds) involve higher risks than investment grade bonds. Bonds with credit ratings of CCC or below have higher default risk.
[2] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at https://fpa.com.
Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA New Income Fund (Institutional Class/FPNIX)	9.74%	2.72%	2.46%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Consumer Price Index Seasonally Adjusted + 100 bps	3.44%	5.23%	3.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/new-income for the most recent performance information.
Net Assets	$ 8,756,339,690
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 31,116,380
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,756,339,690
Total number of portfolio holdings	323
Total advisory fees paid (net)	$31,116,380
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.000%, 7/31/2029	7.7%
Fannie Mae Pool, 1.000%, 3/1/2037	1.4%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 7.113%, 10/15/2033	1.4%
U.S. Treasury Note, 4.625%, 9/30/2030	1.3%
U.S. Treasury Note, 4.250%, 6/30/2029	1.2%
Fannie Mae Pool, 1.500%, 8/1/2036	1.0%
Freddie Mac Pool, 1.500%, 11/1/2035	1.0%
Fannie Mae Pool, 1.000%, 12/1/2036	1.0%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	1.0%
Golub Capital Partners Funding Ltd., Series 2021-2A, Class A, 2.944%, 10/19/2029	1.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.000%, 7/31/2029	7.7%
Fannie Mae Pool, 1.000%, 3/1/2037	1.4%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 7.113%, 10/15/2033	1.4%
U.S. Treasury Note, 4.625%, 9/30/2030	1.3%
U.S. Treasury Note, 4.250%, 6/30/2029	1.2%
Fannie Mae Pool, 1.500%, 8/1/2036	1.0%
Freddie Mac Pool, 1.500%, 11/1/2035	1.0%
Fannie Mae Pool, 1.000%, 12/1/2036	1.0%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	1.0%
Golub Capital Partners Funding Ltd., Series 2021-2A, Class A, 2.944%, 10/19/2029	1.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective July 28, 2024, the Fund's Institutional Class's contractual expense limit was changed from 0.45% to 0.454%.
Effective on or about December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC will complete its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor will change its name to Distribution Services, LLC.
First Pacific Advisors, LP (the "Adviser") has voluntarily agreed to waive the advisory fee it receives from the Fund by 0.05% from April 30, 2024 through July 27, 2024, and by 0.046% from July 28, 2024 through April 30, 2025 of the Fund’s average daily net assets. The Adviser will not seek recoupment of the advisory fees voluntarily waived.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/new-income.

Material Fund Change Name [Text Block]
Effective on or about December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC will complete its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor will change its name to Distribution Services, LLC.

Material Fund Change Expenses [Text Block]
Effective July 28, 2024, the Fund's Institutional Class's contractual expense limit was changed from 0.45% to 0.454%.
First Pacific Advisors, LP (the "Adviser") has voluntarily agreed to waive the advisory fee it receives from the Fund by 0.05% from April 30, 2024 through July 27, 2024, and by 0.046% from July 28, 2024 through April 30, 2025 of the Fund’s average daily net assets. The Adviser will not seek recoupment of the advisory fees voluntarily waived.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/new-income.

Updated Prospectus Web Address	https://fpa.com/funds/overview/new-income
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000249814 [Member]
Shareholder Report [Line Items]
Fund Name	FPA New Income Fund
Class Name	Investor Class
Trading Symbol	FPNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of April 30, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/new-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Investor Class/FPNRX)[1]	$24	0.55%[2]
[1]
The Investor Class commenced operations on April 30, 2024.  If the Investor Class had been operational for the entire annual period of October 1, 2023 to September 30, 2024, expenses would have been higher.

[2]	Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.55%	[1],[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the twelve-month period ending September 30, 2024, the FPA New Income Fund - Investor Class' (“Fund”) net return was 9.72%[3], which includes reinvestment of all distributions.
What affected the Fund’s performance?
Yields on one to five-year Treasury bonds decreased by approximately 80-110 basis points during the third quarter of 2024 while longer maturity Treasury bond yields decreased by approximately 45-70 basis points. Spreads did not change meaningfully during the third quarter and remain low on an absolute basis and relative to history. We have been taking advantage of higher yields to buy longer-duration bonds, because we believe these bonds not only offer an attractive absolute long-term return but also improve the short-term return profile of the portfolio. These longer duration investments were beneficial to the Fund’s performance as rates declined.
Despite the decrease in yields, on an absolute basis, we still see an attractive opportunity to buy longer duration, High Quality bonds (rated single-A or higher). We do not generally view Credit (investments rated BBB or lower) as attractively priced but we continue to search and will seek to opportunistically invest in Credit when we believe that the price adequately compensates for the risk of permanent impairment of capital and near-term mark-to-market risk. [1]
During the past 12 months, we bought fixed-rate, High Quality bonds including agency-guaranteed residential mortgage pools, non-agency residential mortgage-backed securities (RMBS), agency-guaranteed commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) backed by equipment, ABS backed by prime quality auto loans, non-agency CMBS backed by single-family rental properties, and ABS backed by credit card receivables. We also extended the duration of the Fund’s Treasury holdings.
Fund performance can be attributed to the following: [2]
The largest contributors to performance during the 12 months ending September 30, 2024:
•              Asset-backed securities (ABS) backed by equipment
•              Agency-guaranteed residential mortgage pools
•              Agency-guaranteed commercial mortgage-backed securities (CMBS)
While there were individual investments that detracted from performance during the fiscal year, there were no meaningful detractors from performance at the sector level.
[1] The ratings agencies that provide ratings are the Nationally Recognized Statistical Ratings Organizations (NRSROs): DBRS, Inc., Fitch Ratings, Inc., Kroll Bond Rating Agency, Inc., Moody’s Investors Service, Inc., and S&P Global Ratings. Credit ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings of BB and below are lower-rated securities (junk bonds). High-yielding, non-investment grade bonds (junk bonds) involve higher risks than investment grade bonds. Bonds with credit ratings of CCC or below have higher default risk.
[2] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at https://fpa.com.
[3] Investor Class commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.
Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA New Income Fund (Investor Class/FPNRX)[1]	9.72%	2.63%	2.37%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Consumer Price Index Seasonally Adjusted + 100 bps	3.44%	5.23%	3.88%
1
Investor Class commenced operations on April 30, 2024.  The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/new-income for the most recent performance information.
Net Assets	$ 8,756,339,690
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 31,116,380
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,756,339,690
Total number of portfolio holdings	323
Total advisory fees paid (net)	$31,116,380
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.000%, 7/31/2029	7.7%
Fannie Mae Pool, 1.000%, 3/1/2037	1.4%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 7.113%, 10/15/2033	1.4%
U.S. Treasury Note, 4.625%, 9/30/2030	1.3%
U.S. Treasury Note, 4.250%, 6/30/2029	1.2%
Fannie Mae Pool, 1.500%, 8/1/2036	1.0%
Freddie Mac Pool, 1.500%, 11/1/2035	1.0%
Fannie Mae Pool, 1.000%, 12/1/2036	1.0%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	1.0%
Golub Capital Partners Funding Ltd., Series 2021-2A, Class A, 2.944%, 10/19/2029	1.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.000%, 7/31/2029	7.7%
Fannie Mae Pool, 1.000%, 3/1/2037	1.4%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 7.113%, 10/15/2033	1.4%
U.S. Treasury Note, 4.625%, 9/30/2030	1.3%
U.S. Treasury Note, 4.250%, 6/30/2029	1.2%
Fannie Mae Pool, 1.500%, 8/1/2036	1.0%
Freddie Mac Pool, 1.500%, 11/1/2035	1.0%
Fannie Mae Pool, 1.000%, 12/1/2036	1.0%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	1.0%
Golub Capital Partners Funding Ltd., Series 2021-2A, Class A, 2.944%, 10/19/2029	1.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective July 28, 2024, the Fund's Investor Class's contractual expense limit was changed from 0.55% to 0.554%.
Effective on or about December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC will complete its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor will change its name to Distribution Services, LLC.
First Pacific Advisors, LP (the "Adviser") has voluntarily agreed to waive the advisory fee it receives from the Fund by 0.05% from April 30, 2024 through July 27, 2024, and by 0.046% from July 28, 2024 through April 30, 2025 of the Fund’s average daily net assets. The Adviser will not seek recoupment of the advisory fees voluntarily waived.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/new-income.

Material Fund Change Name [Text Block]
Effective on or about December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC will complete its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor will change its name to Distribution Services, LLC.

Material Fund Change Expenses [Text Block]
Effective July 28, 2024, the Fund's Investor Class's contractual expense limit was changed from 0.55% to 0.554%.
First Pacific Advisors, LP (the "Adviser") has voluntarily agreed to waive the advisory fee it receives from the Fund by 0.05% from April 30, 2024 through July 27, 2024, and by 0.046% from July 28, 2024 through April 30, 2025 of the Fund’s average daily net assets. The Adviser will not seek recoupment of the advisory fees voluntarily waived.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/new-income.

Updated Prospectus Web Address	https://fpa.com/funds/overview/new-income
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Investor Class commenced operations on April 30, 2024. If the Investor Class had been operational for the entire annual period of October 1, 2023 to September 30, 2024, expenses would have been higher.
[2]	Annualized.